Note 4 - Allowance for Credit Losses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Financing Receivable Credit Quality Indicators [Table Text Block]
	Term Loans by Year of Origination
September 30, 2024	2024	2023	2022	2021	2020	Prior	Revolving	Total

Commercial & Industrial
Pass	$6,031	$5,071	$6,432	$15,454	$4,774	$5,081	$30,487	$73,330
Special Mention	-	27	-	-	-	20	649	696
Substandard	-	-	-	-	-	1	749	750
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial & Industrial – Total	6,031	5,098	6,432	15,454	4,774	5,102	31,885	74,776

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Commercial Real Estate
Pass	30,647	36,260	27,589	34,944	16,701	48,038	56	194,235
Special Mention	-	-	581	-	-	2,963	-	3,544
Substandard	-	-	-	4,467	-	431	-	4,898
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	30,647	36,260	28,170	39,411	16,701	51,432	56	202,677

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	9,068	15,152	15,717	20,709	19,464	36,821	123	117,054
Special Mention	100	281	26	103	-	546	-	1,056
Substandard	-	21	-	-	-	619	-	640
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	9,168	15,454	15,743	20,812	19,464	37,986	123	118,750

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	59	-	-	-	-	374	6,553	6,986
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	59	-	-	-	-	374	6,553	6,986

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	598	500	260	36	15	7	112	1,528
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	23	-	-	-	-	-	23
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	598	523	260	36	15	7	112	1,551

Current Year Gross Charge-Offs	10	-	-	-	-	-	-	10

Consumer – Auto
Pass	2,160	2,340	1,312	458	165	225	-	6,660
Special Mention	-	21	16	-	-	-	-	37
Substandard	-	-	-	7	-	3	-	10
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,160	2,361	1,328	465	165	228	-	6,707

Current Year Gross Charge-Offs	2	11	-	14	-	-	-	27

Overall – Total	$48,663	$59,696	$51,933	$76,178	$41,119	$95,129	$38,729	$411,447
	Term Loans by Year of Origination
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving	Total

Commercial & Industrial
Pass	$6,157	$7,297	$17,490	$5,420	$776	$5,893	$28,723	$71,756
Special Mention	126	-	-	-	-	40	500	666
Substandard	-	-	-	3	-	3	714	720
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial & Industrial – Total	6,283	7,297	17,490	5,423	776	5,936	29,937	73,142

Current Year Gross Charge-Offs	-	-	-	5	-	-	-	5

Commercial Real Estate
Pass	34,733	30,180	38,454	17,501	10,937	42,686	200	174,691
Special Mention	-	584	-	-	2,396	-	-	2,980
Substandard	-	-	4,480	-	-	312	-	4,792
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	34,733	30,764	42,934	17,501	13,333	42,998	200	182,463

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	17,408	17,121	22,705	20,784	9,739	29,982	-	117,739
Special Mention	-	27	105	-	181	384	-	697
Substandard	-	-	-	-	-	498	-	498
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	17,408	17,148	22,810	20,784	9,920	30,864	-	118,934

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	-	-	-	-	-	400	5,400	5,800
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	-	-	-	-	-	400	5,400	5,800

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	871	459	163	37	27	2	204	1,763
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	24	-	-	-	-	-	-	24
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	895	459	163	37	27	2	204	1,787

Current Year Gross Charge-Offs	-	-	-	-	2	2	-	4

Consumer – Auto
Pass	2,982	1,813	780	321	553	58	-	6,507
Special Mention	7	-	16	-	-	5	-	28
Substandard	-	-	5	-	6	-	-	11
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,989	1,813	801	321	559	63	-	6,546

Current Year Gross Charge-Offs	-	1	5	2	-	4	-	12

Overall – Total	$62,308	$57,481	$84,198	$44,066	$24,615	$80,263	$35,741	$388,672

	Term Loans by Year of Origination
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving	Total

Commercial & Industrial
Pass	$6,157	$7,297	$17,490	$5,420	$776	$5,893	$28,723	$71,756
Special Mention	126	-	-	-	-	40	500	666
Substandard	-	-	-	3	-	3	714	720
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial & Industrial – Total	6,283	7,297	17,490	5,423	776	5,936	29,937	73,142

Current Year Gross Charge-Offs	-	-	-	5	-	-	-	5

Commercial Real Estate
Pass	34,733	30,180	38,454	17,501	10,937	42,686	200	174,691
Special Mention	-	584	-	-	2,396	-	-	2,980
Substandard	-	-	4,480	-	-	312	-	4,792
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	34,733	30,764	42,934	17,501	13,333	42,998	200	182,463

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	17,408	17,121	22,705	20,784	9,739	29,982	-	117,739
Special Mention	-	27	105	-	181	384	-	697
Substandard	-	-	-	-	-	498	-	498
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	17,408	17,148	22,810	20,784	9,920	30,864	-	118,934

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	-	-	-	-	-	400	5,400	5,800
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	-	-	-	-	-	400	5,400	5,800

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	871	459	163	37	27	2	204	1,763
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	24	-	-	-	-	-	-	24
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	895	459	163	37	27	2	204	1,787

Current Year Gross Charge-Offs	-	-	-	-	2	2	-	4

Consumer – Auto
Pass	2,982	1,813	780	321	553	58	-	6,507
Special Mention	7	-	16	-	-	5	-	28
Substandard	-	-	5	-	6	-	-	11
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,989	1,813	801	321	559	63	-	6,546

Current Year Gross Charge-Offs	-	1	5	2	-	4	-	12

Overall – Total	$62,308	$57,481	$84,198	$44,066	$24,615	$80,263	$35,741	$388,672
December 31, 2022	Pass	Special Mention	Sub- standard	Doubtful	Loss	Total

Commercial	$75,879	$453	$761	$-	$-	$77,093
Commercial real estate	157,628	2,762	977	-	-	161,367
Residential mortgage	114,295	1,438	606	-	-	116,339
Home equity	7,114	-	-	-	-	7,114
Consumer, automobile	5,400	80	58	-	-	5,538
Consumer, other	2,096	3	17	-	-	2,116

Total	$362,412	$4,736	$2,419	$-	$-	$369,567

Financing Receivable, Past Due [Table Text Block]
September 30, 2024	30-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due and Non- accrual	Current	Total Loans Receivable

Commercial	$17	$-	$-	$17	$74,759	$74,776
Commercial real estate	-	-	176	176	202,501	202,677
Residential mortgage	394	-	294	688	118,062	118,750
Home equity	-	-	-	-	6,986	6,986
Consumer, automobile	60	-	23	83	6,624	6,707
Consumer, other	-	-	-	-	1,551	1,551

Total	$471	$-	$493	$964	$410,483	$411,447
December 31, 2023	30-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due and Non- accrual	Current	Total Loans Receivable

Commercial	$81	$-	$3	$84	$73,058	$73,142
Commercial real estate	-	-	-	-	182,463	182,463
Residential mortgage	446	-	285	731	118,203	118,934
Home equity	83	-	-	83	5,717	5,800
Consumer, automobile	85	-	5	90	6,456	6,546
Consumer, other	9	-	-	9	1,778	1,787

Total	$704	$-	$293	$997	$387,675	$388,672

December 31, 2023	30-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due and Non- accrual	Current	Total Loans Receivable

Commercial	$81	$-	$3	$84	$73,058	$73,142
Commercial real estate	-	-	-	-	182,463	182,463
Residential mortgage	446	-	285	731	118,203	118,934
Home equity	83	-	-	83	5,717	5,800
Consumer, automobile	85	-	5	90	6,456	6,546
Consumer, other	9	-	-	9	1,778	1,787

Total	$704	$-	$293	$997	$387,675	$388,672
December 31, 2022	30-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due and Non- accrual	Current	Total Loans Receivable

Commercial	$30	$-	$117	$147	$76,946	$77,093
Commercial real estate	-	-	112	112	161,255	161,367
Residential mortgage	871	-	55	926	115,413	116,339
Home equity	-	-	-	-	7,114	7,114
Consumer, automobile	99	-	19	118	5,420	5,538
Consumer, other	13	-	1	14	2,102	2,116

Total	$1,013	$-	$304	$1,317	$368,250	$369,567

Financing Receivable, Nonaccrual [Table Text Block]
September 30, 2024	Nonaccruals with No Allowance for Credit Losses	Nonaccruals with an Allowance for Credit Losses

Commercial	$-	$-
Commercial real estate	176	-
Residential mortgage	294	-
Home equity	-	-
Consumer, automobile	23	-
Consumer, other	-	-

Total	$493	$-
December 31, 2023	Nonaccruals with No Allowance for Credit Losses	Nonaccruals with an Allowance for Credit Losses

Commercial	$3	$-
Commercial real estate	-	-
Residential mortgage	285	-
Home equity	-	-
Consumer, automobile	5	-
Consumer, other	-	-

Total	$293	$-

December 31, 2023	Nonaccruals with No Allowance for Credit Losses	Nonaccruals with an Allowance for Credit Losses

Commercial	$3	$-
Commercial real estate	-	-
Residential mortgage	285	-
Home equity	-	-
Consumer, automobile	5	-
Consumer, other	-	-

Total	$293	$-

Financing Receivable, Allowance for Credit Loss [Table Text Block]
September 30, 2024	Beginning Balance	Charge-offs	Recoveries	Provision (Credits)	Ending Balance

Commercial	$793	$-	$1	$23	$817
Commercial real estate	1,741	-	-	273	2,014
Residential mortgage	792	-	-	5	797
Home equity	60	-	-	14	74
Consumer, automobile	85	(27)	9	17	84
Consumer, other	44	(10)	-	(16)	18
Unallocated	346	-	-	(199)	147

Total	$3,861	$(37)	$10	$117	$3,951
December 31, 2023	Beginning Balance	Adjustments to allowance for adoption of ASC 326	Charge-offs	Recoveries	Provision (Credits)	Ending Balance

Commercial	$834	$251	$(5)	$10	$(297)	$793
Commercial real estate	1,629	355	-	-	(243)	1,741
Residential mortgage	1,145	(326)	-	-	(27)	792
Home equity	69	14	-	-	(23)	60
Consumer, automobile	118	(37)	(12)	13	3	85
Consumer, other	27	6	(4)	-	15	44
Unallocated	236	(236)	-	-	346	346

Total	$4,058	$27	$(21)	$23	$(226)	$3,861
	Allowance for Credit Losses			Loans Receivable
	Ending Balance September 30, 2024			Ending Balance September 30, 2024
	Individually Evaluated	Collectively Evaluated	Total	Individually Evaluated	Collectively Evaluated	Total

Commercial	$-	$817	$817	$-	$74,776	$74,776
Commercial real estate	-	2,014	2,014	176	202,501	202,677
Residential mortgage	-	797	797	294	118,456	118,750
Home equity	-	74	74	-	6,986	6,986
Consumer, automobile	-	84	84	-	6,707	6,707
Consumer, other	-	18	18	-	1,551	1,551
Unallocated	-	147	147	-	-	-

Total	$-	$3,951	$3,951	$470	$410,977	$411,447
	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2023			Ending Balance December 31, 2023
	Individually Evaluated	Collectively Evaluated	Total	Individually Evaluated	Collectively Evaluated	Total

Commercial	$-	$793	$793	$126	$73,016	$73,142
Commercial real estate	-	1,741	1,741	4,755	177,708	182,463
Residential mortgage	5	787	792	498	118,436	118,934
Home equity	-	60	60	-	5,800	5,800
Consumer, automobile	-	85	85	-	6,546	6,546
Consumer, other	24	20	44	24	1,763	1,787
Unallocated	-	346	346	-	-	-

Total	$29	$3,832	$3,861	$5,403	$383,269	$388,672

December 31, 2023	Beginning Balance	Adjustments to allowance for adoption of ASC 326	Charge-offs	Recoveries	Provision (Credits)	Ending Balance

Commercial	$834	$251	$(5)	$10	$(297)	$793
Commercial real estate	1,629	355	-	-	(243)	1,741
Residential mortgage	1,145	(326)	-	-	(27)	792
Home equity	69	14	-	-	(23)	60
Consumer, automobile	118	(37)	(12)	13	3	85
Consumer, other	27	6	(4)	-	15	44
Unallocated	236	(236)	-	-	346	346

Total	$4,058	$27	$(21)	$23	$(226)	$3,861
December 31, 2022	Beginning Balance	Charge-offs	Recoveries	Provisions (Credits)	Ending Balance

Commercial	$715	$(18)	$-	$137	$834
Commercial real estate	1,569	-	-	60	1,629
Residential mortgage	1,172	-	-	(27)	1,145
Home equity	61	-	-	8	69
Consumer, automobile	139	(14)	22	(29)	118
Consumer, other	32	(16)	-	11	27
Unallocated	396	-	-	(160)	236

Total	$4,084	$(48)	$22	$-	$4,058
	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2023			Ending Balance December 31, 2023
	Individually Evaluated	Collectively Evaluated	Total	Individually Evaluated	Collectively Evaluated	Total

Commercial	$-	$793	$793	$126	$73,016	$73,142
Commercial real estate	-	1,741	1,741	4,755	177,708	182,463
Residential mortgage	5	787	792	498	118,436	118,934
Home equity	-	60	60	-	5,800	5,800
Consumer, automobile	-	85	85	-	6,546	6,546
Consumer, other	24	20	44	24	1,763	1,787
Unallocated	-	346	346	-	-	-

Total	$29	$3,832	$3,861	$5,403	$383,269	$388,672
	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2022			Ending Balance December 31, 2022
	Individually Evaluated	Collectively Evaluated	Total	Individually Evaluated	Collectively Evaluated	Total

Commercial	$84	$750	$834	$594	$76,499	$77,093
Commercial real estate	-	1,629	1,629	568	160,799	161,367
Residential mortgage	8	1,137	1,145	272	116,067	116,339
Home equity	-	69	69	-	7,114	7,114
Consumer, automobile	2	116	118	38	5,500	5,538
Consumer, other	-	27	27	-	2,116	2,116
Unallocated	-	236	236	-	-	-

Total	$94	$3,964	$4,058	$1,472	$368,095	$369,567

Financing Receivable, Collateral Dependent [Table Text Block]
September 30, 2024	Real Estate Collateral	Other Collateral	Total

Commercial	$-	$-	$-
Commercial real estate	176	-	176
Residential mortgage	294	-	294
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$470	$-	$470
December 31, 2023	Real Estate Collateral	Other Collateral	Total

Commercial	$126	$-	$126
Commercial real estate	4,755	-	4,755
Residential mortgage	498	-	498
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$5,379	$-	$5,379

December 31, 2023	Real Estate Collateral	Other Collateral	Total

Commercial	$126	$-	$126
Commercial real estate	4,755	-	4,755
Residential mortgage	498	-	498
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$5,379	$-	$5,379

Impaired Loans [Table Text Block]
December 31, 2022	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate	$568	$568	$-	$576	$26
Residential mortgage	56	56	-	56	1
With an allowance recorded:
Commercial	594	594	84	620	37
Residential mortgage	216	216	8	218	13
Consumer, automobile	38	38	2	43	2

Total:
Commercial	$594	$594	$84	$620	$37
Commercial real estate	568	568	-	576	26
Residential mortgage	272	272	8	274	14
Consumer, automobile	38	38	2	43	2

Financing Receivable, Modified [Table Text Block]
December 31, 2023	Principal Forgiveness	Payment Delay	Term Extension	Interest Rate Reduction	Combination Term Extension and Payment Delay	Total	% of Total Class of Financing Receivable

Commercial	$-	$-	$-	$-	$-	$-	0.0%
Commercial real estate	-	-	126	-	-	126	0.1%
Residential mortgage	-	-	-	-	-	-	0.0%
Home equity	-	-	-	-	-	-	0.0%
Consumer, automobile	-	-	-	-	-	-	0.0%
Consumer, other	-	-	-	24	-	24	1.3%

Total	$-	$-	$126	$24	$-	$150	0.0%

December 31, 2023	Principal Forgiveness	Payment Delay	Term Extension	Interest Rate Reduction	Combination Term Extension and Payment Delay	Total	% of Total Class of Financing Receivable

Commercial	$-	$-	$-	$-	$-	$-	0.0%
Commercial real estate	-	-	126	-	-	126	0.1%
Residential mortgage	-	-	-	-	-	-	0.0%
Home equity	-	-	-	-	-	-	0.0%
Consumer, automobile	-	-	-	-	-	-	0.0%
Consumer, other	-	-	-	24	-	24	1.3%

Total	$-	$-	$126	$24	$-	$150	0.0%
	2022
	Number of Loans	Post-Modification recorded Investment

Commercial:

Extended maturity date and reduced monthly payment	2	$524

Total	2	$524

Allowance for Unfunded Commitments [Table Text Block]
Allowance for Credit Losses Unfunded Commitments
Beginning balance, December 31, 2023	$266
Provision for credit losses	52
Ending balance, September 30, 2024	$318
Allowance for Credit Losses Unfunded Commitments
Beginning balance, December 31, 2022	$-
Adjustments to allowance for unfunded commitments for adoption of ASC 326	277
Provision for (recovery of) credit losses	(11)
Ending balance, December 31, 2023	$266

Allowance for Credit Losses Unfunded Commitments
Beginning balance, December 31, 2022	$-
Adjustments to allowance for unfunded commitments for adoption of ASC 326	277
Provision for (recovery of) credit losses	(11)
Ending balance, December 31, 2023	$266